Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	MAG SILVER CORP
Entity Central Index Key	0001230992
Trading Symbol	mag
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	85,478,790
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false